UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, Chairman
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Vinita K. Paul, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2008

Date of reporting period: February 29, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 13.4%
Media - 10.3%
The McGraw-Hill Cos.	42,950	$1,757,943
Time Warner Inc.	876,150	13,676,701
Viacom Inc. Class B (a)	522,375	20,764,406
		36,199,050
Multiline Retail - 1.4%
Kohl's Corp. (a)	110,450	4,908,398

Specialty Retail - 1.7%
Bed Bath & Beyond Inc. (a)	91,000	2,578,940
Best Buy Co.	11,750	505,368
Office Depot, Inc. (a)	249,700	2,839,089
		5,923,397
Consumer Staples - 18.8%
Beverages - 7.8%
PepsiCo, Inc.	100,550	6,994,258
The Coca-Cola Co.	349,100	20,408,386
		27,402,644
Food & Staples Retailing - 9.2%
Sysco Corp.	355,800	9,983,748
Walgreen Co.	218,450	7,975,609
Wal-Mart Stores, Inc.	292,700	14,514,993
		32,474,350
Household Products - 1.8%
The Procter & Gamble Co.	95,050	6,290,409

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
BP plc ADR	46,650	3,026,186
Chevron Corp.	72,250	6,261,185
ConocoPhillips	57,200	4,731,012
Exxon Mobil Corp.	56,300	4,898,663
		18,917,046

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8% (Continued)

Financials - 20.7%
Commercial Banks - 2.3%
Fifth Third Bancorp	269,217	$6,165,069
Marshall & Ilsley Corp.	79,150	1,836,280
		8,001,349
Consumer Finance - 0.3%
Discover Financial Services	61,475	927,658

Diversified Financial Services - 1.9%
Citigroup Inc.	287,800	6,823,738

Insurance - 9.2%
American International Group, Inc.	487,150	22,827,849
Berkshire Hathaway Inc. Class B (a)	2,040	9,535,980
		32,363,829
Thrifts & Mortgage Finance - 7.0%
Fannie Mae	518,450	14,335,143
Freddie Mac	418,000	10,525,240
		24,860,383
Health Care - 15.4%
Biotechnology - 3.3%
Amgen Inc. (a)	251,550	11,450,556

Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	74,000	931,660
Medtronic, Inc.	150,100	7,408,936
ResMed Inc. (a)	16,050	649,864
TomoTherapy Inc. (a)	338,950	4,463,971
		13,454,431
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	142,150	8,406,751
Patterson Cos., Inc. (a)	56,500	1,988,800
		10,395,551
Health Care Technology - 2.2%
IMS Health Inc.	347,950	7,832,355

Pharmaceuticals - 3.1%
Pfizer Inc.	497,950	11,094,326

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8% (Continued)

Industrials - 3.0%
Aerospace & Defense - 1.6%
The Boeing Co.	69,950	$5,791,161

Commercial Services & Supplies - 0.9%
Cintas Corp.	110,050	3,167,239

Industrial Conglomerates - 0.5%
Tyco International Ltd.	42,600	1,706,556

Information Technology - 23.1%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	288,450	7,029,527
QUALCOMM Inc.	80,550	3,412,903
		10,442,430
Computers & Peripherals - 0.7%
International Business Machines Corp.	22,950	2,613,087

Electronic Equipment & Instruments - 1.1%
Flextronics International Ltd. (a)	369,500	3,746,730

Internet Software & Services - 2.1%
eBay Inc. (a)	280,600	7,396,616

IT Services - 3.1%
Fiserv, Inc. (a)	88,500	4,656,870
Western Union Co.	306,650	6,378,320
		11,035,190
Semiconductors & Semiconductor Equipment - 8.7%
Altera Corp.	97,550	1,669,081
Intel Corp.	524,050	10,454,798
Linear Technology Corp.	244,750	6,782,023
Maxim Integrated Products, Inc.	378,850	6,921,589
Xilinx, Inc.	216,700	4,845,412
		30,672,903
Software - 4.4%
Microsoft Corp.	546,300	14,870,286
Oracle Corp. (a)	39,150	736,020
		15,606,306

TOTAL COMMON STOCKS (COST $374,052,428)		351,497,688

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Clarient Inc., issued 3/31/2004, exercise price $2.75,
expires 3/31/2008 (a) (b) (c)	30,000	$68
Clarient Inc., issued 4/27/2004, exercise price $2.75,
expires 4/27/2008 (a) (b) (c)	45,000	593

TOTAL WARRANTS (COST $0)		661

SHORT-TERM INVESTMENTS - 0.0%

Variable Rate Demand Notes - 0.0%
Wisconsin Central Credit Union, 4.990%	$664	664

Total Variable Rate Demand Notes		664

TOTAL SHORT-TERM INVESTMENTS (COST $664)		664

TOTAL INVESTMENTS - 99.8% (COST $374,053,092)		351,499,013

NET OTHER ASSETS AND LIABILITIES - 0.2%		760,429

NET ASSETS - 100.0%		$352,259,442

(a) Non-income producing security.
(b) Security is illiquid.
(c) Fair valued. Warrant securities with an aggregate value of $661, representing approximately 0.0002% of net assets were fair valued.

At February 29, 2008, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$389,823,712
Unrealized appreciation	$31,348,641
Unrealized depreciation	$(69,673,340)
Net unrealized appreciation (depreciation)	$(38,324,699)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.2%

Consumer Discretionary - 0.2%
Media - 0.2%
Adelphia Recovery Trust Series ACC-1 INT (a)	144,572	$11,566
Time Warner Cable, Inc. Class A (a)	2,694	73,546

TOTAL COMMON STOCKS (COST $123,442)		85,112

BONDS - 127.7%

Corporate Bonds - 49.9%
American General Finance
6.000% due 10/15/2014	$1,000,000	999,238
6.000% due 12/15/2014	1,000,000	996,088
6.900% due 12/15/2017	1,000,000	1,004,992

Bear Stearns Co., Inc.
5.530% due 3/10/2014 (b)	270,000	244,596
5.480% due 4/10/2014 (b)	100,000	90,217
7.250% due 2/1/2018	2,000,000	1,940,358

Capital One Bank FSB Certificate of Deposit
5.211% due 3/13/2009 (b)	98,000	94,566

CSX Corp.
6.250% due 10/15/2008	750,000	761,122

Electronic Data Systems
7.125% due 10/15/2009	350,000	365,918

Federated Department Stores, Inc.
6.300% due 4/1/2009	1,745,000	1,755,496

Gannett Co.
4.125% due 6/15/2008	1,000,000	1,001,522

General Motors Acceptance Corp.
5.000% due 6/15/2008	100,000	98,393
5.400% due 5/15/2009	120,000	111,273
6.250% due 5/15/2009	50,000	47,129
5.250% due 8/15/2009	80,000	74,046
7.200% due 8/15/2009	50,000	47,548
5.000% due 9/15/2009	110,000	100,804
7.000% due 3/15/2010	130,000	119,765
7.000% due 10/15/2011	200,000	172,622
7.250% due 8/15/2012	100,000	83,899
7.000% due 11/15/2012	50,000	40,718
7.100% due 1/15/2013	32,000	26,041
6.000% due 7/15/2013	60,000	45,775
6.350% due 2/15/2016 (c)	75,000	52,391
6.500% due 2/15/2016 (c)	100,000	69,449
6.500% due 9/15/2016 (c)	87,000	59,718
7.250% due 9/15/2017	259,000	181,115

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Principal
	Amount	Value
BONDS - 127.7% (Continued)

Hartford Life Global
5.180% due 6/15/2010 (b)	$500,000	$482,200

HSBC Finance Corp.
5.700% due 7/15/2012	100,000	103,041
6.830% due 9/15/2013 (b)	156,000	153,900
6.420% due 10/10/2013 (b)	131,000	127,869
6.200% due 1/10/2014 (b)	161,000	153,576

Lexmark International, Inc.
6.750% due 5/15/2008	1,500,000	1,508,044

Masco Corp.
5.750% due 10/15/2008	1,000,000	1,007,010

MBIA Global Funding LLC
4.375% due 3/15/2010	100,000	92,140

Merrill Lynch & Co.
5.470% due 3/2/2009 (b)	500,000	489,960

Morgan Stanley
6.310% due 6/1/2011 (b)	500,000	512,880

Raychem Corp.
7.200% due 10/15/2008	300,000	303,496

Roadway Corp.
8.250% due 12/1/2008	1,000,000	990,000

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Principal
	Amount	Value
BONDS - 127.7% (Continued)

SLM Corp.
3.625% due 3/17/2008	$800,000	$798,994
5.510% due 3/2/2009 (b)	1,000,000	957,500
5.790% due 3/15/2012 (b)	100,000	76,000
5.960% due 6/15/2012 (b)	66,000	47,520
5.960% due 9/15/2012 (b)	65,000	50,213
5.860% due 12/15/2012 (b)	50,000	38,625
6.760% due 9/15/2013 (b)	42,000	33,180
6.460% due 1/1/2014 (b)	591,000	444,727
6.430% due 1/31/2014 (b)	25,000	18,625
5.930% due 4/1/2014 (b)	50,000	36,000
6.010% due 5/1/2014 (b)	100,000	72,250
6.690% due 6/2/2014 (b)	70,000	52,850
6.060% due 12/15/2014 (b)	350,000	236,250
6.260% due 9/15/2015 (b)	85,000	55,250
6.360% due 12/15/2015 (b)	128,000	84,480
6.560% due 5/3/2019 (b)	217,000	141,050
4.000% due 6/15/2021 (c)	79,000	64,315
5.400% due 4/25/2023 (c)	50,000	34,982

Target Corp.
5.375% due 5/1/2017	1,000,000	1,004,590

Transamerica Finance Corp.
4.115% due 9/1/2012 (e)	100,000	83,290

Tyco International Group
6.125% due 11/1/2008	1,850,000	1,871,386

Verizon New York
6.875% due 4/1/2012	250,000	269,047

Washington Mutual, Inc.
4.000% due 1/15/2009	790,000	765,943

Total Corporate Bonds		23,745,982

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Principal
	Amount	Value
BONDS - 127.7% (Continued)

Federal Agency Mortgage-Backed Securities - 74.1%
Fannie Mae
6.000% due 11/1/2036, Pool #83-1855	$945,696	$966,812
5.500% due 12/1/2036, Pool #90-2931	999,459	1,005,921
5.500% due 2/1/2037, Pool #88-8129	3,441,406	3,463,659
6.000% due 9/1/2037, Pool #25-6890	971,277	987,700
6.000% due 10/1/2037, Pool #88-8736	972,671	989,118
6.000% due 10/1/2037, Pool #95-3274	942,944	963,874
6.000% due 10/1/2037, Pool #95-5770	1,919,223	1,961,825
5.500% due 12/1/2037, Pool #96-6647	1,989,631	2,001,979
6.000% due 1/1/2038, Pool #96-0566	1,987,672	2,031,793
5.500% due 3/1/2038, Pool #97-2591 (d)	1,000,000	1,005,625
6.000% due 5/1/2038 (d)	1,000,000	1,017,812

Freddie Mac Gold
6.000% due 7/1/2037, Pool #G0-3104	239,949	245,200
6.000% due 7/1/2037, Pool #G0-8210	1,442,696	1,474,269
5.500% due 9/1/2037, Pool #G0-3202	988,019	994,188
6.000% due 9/1/2037, Pool #A6-5448	962,859	983,931
6.000% due 10/1/2037, Pool #A6-6449	1,930,032	1,972,270
6.000% due 10/1/2037, Pool #G0-3325	1,922,610	1,964,685
5.500% due 11/1/2037, Pool #G0-3432	977,071	983,171
6.000% due 11/1/2037, Pool #H0-5101	988,823	1,005,234
5.500% due 12/1/2037, Pool #A7-0622	1,996,093	2,008,557
5.500% due 4/1/2038, Pool #A7-5665 (d)	250,000	250,937
5.500% due 4/1/2038 (d)	1,750,000	1,756,562
6.000% due 4/1/2038 (d)	4,000,000	4,076,248
6.000% due 5/1/2038 (d)	1,000,000	1,016,875

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071	131,292	140,825

Total Federal Agency Mortgage-Backed Securities		35,269,070

United States Government and Agency Issues - 3.7%
Fannie Mae
6.250% due 3/29/2022	1,000,000	1,002,173
6.000% due 6/6/2022 (c)	500,000	503,576

Freddie Mac
6.300% due 6/26/2015	250,000	252,391

Total United States Government and Agency Issues		1,758,140

TOTAL BONDS (COST $60,651,863)		60,773,192

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2008 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.8%

Variable Rate Demand Notes - 2.8%
American Family Financial Services, 4.943%	$217,843	$217,843
Wisconsin Central Credit Union, 4.990%	1,093,302	1,093,302

Total Variable Rate Demand Notes		1,311,145

TOTAL SHORT-TERM INVESTMENTS (COST $1,311,145)		1,311,145

TOTAL INVESTMENTS - 130.7% (COST $62,086,450)		62,169,449

NET OTHER ASSETS AND LIABILITIES - (30.7%)		(14,588,424)

NET ASSETS - 100.0%		$47,581,025

(a) Non-income producing security.
(b) Floating rate notes whose yields vary with the consumer price index. These securities are shown at their current coupon rate as of February 29, 2008.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) When-issued security.
(e) Interest rate presented represents the yield as of February 29, 2008.

At February 29, 2008, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost		$62,086,450
Unrealized appreciation		$575,293
Unrealized depreciation		$(492,294)
Net unrealized appreciation (depreciation)		$82,999

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of April, 2008.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chairman

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of April, 2008.

By:	/s/ John W. Thompson
John W. Thompson, Chairman
(Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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